Shareholder Report, Line Graph (Details) - USD ($)							2 Months Ended	3 Months Ended			5 Months Ended	6 Months Ended			8 Months Ended	9 Months Ended			11 Months Ended	12 Months Ended				14 Months Ended	15 Months Ended			17 Months Ended	18 Months Ended		21 Months Ended		24 Months Ended		27 Months Ended	30 Months Ended
	Sep. 30, 2024	Sep. 24, 2024	Jul. 17, 2024	Dec. 31, 2023	Dec. 20, 2023	Jul. 12, 2023	Sep. 30, 2024	Dec. 31, 2024	Mar. 31, 2024	Sep. 30, 2023	Dec. 31, 2024	Mar. 31, 2025	Jun. 30, 2024	Dec. 31, 2023	Mar. 31, 2025	Jun. 30, 2025	Sep. 30, 2024	Mar. 31, 2024	Jun. 30, 2025	Dec. 31, 2025	Sep. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Sep. 30, 2025	Dec. 31, 2025	Mar. 31, 2025	Sep. 30, 2024	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024	Sep. 30, 2025	Mar. 31, 2025	Dec. 31, 2025	Jun. 30, 2025	Sep. 30, 2025	Dec. 31, 2025
C000252068
Account Value [Line Items]
Line Graph and Table Measure Name																				Texas Capital Government Money Market ETF
Accumulated Value	$ 10,007	$ 10,000						$ 10,123				$ 10,225				$ 10,329					$ 10,438				$ 10,540
C000245603
Account Value [Line Items]
Line Graph and Table Measure Name																				Texas Capital Government Money Market Fund
Accumulated Value			$ 10,000				$ 10,104				$ 10,220				$ 10,325				$ 10,431					$ 10,539				$ 10,639
C000243202
Account Value [Line Items]
Line Graph and Table Measure Name																				Texas Capital Texas Equity Index ETF
Accumulated Value						$ 10,000				$ 9,588				$ 10,618				$ 11,425					$ 11,821				$ 12,677			$ 13,198		$ 12,746		$ 14,143	$ 14,974	$ 14,545
C000247107
Account Value [Line Items]
Line Graph and Table Measure Name																				Texas Capital Texas Oil Index ETF
Accumulated Value				$ 10,008	$ 10,000				$ 11,423				$ 10,994				$ 9,981					$ 10,144				$ 10,239			$ 9,115		$ 9,810		$ 9,823
VettaFi U.S. Equity 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name																				VettaFi U.S. Equity 3000 Index
Accumulated Value	10,049	10,000						10,316				9,822				10,902					11,795				12,086
FTSE US Treasury Bill 1-3 Months Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name																				FTSE US Treasury Bill 1-3 Months Index
Accumulated Value			10,000				10,111				10,231				10,339				10,449					10,564				10,671
VettaFi U.S. Equity 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name																				VettaFi U.S. Equity 3000 Index
Accumulated Value						10,000				9,589				10,752				11,815					12,208				12,966			13,311		12,673		14,067	15,220	15,595
VettaFi U.S. Equity 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name																				VettaFi U.S. Equity 3000 Index
Accumulated Value				10,163	10,000				11,168				11,539				12,256					12,581				11,979			13,296		14,386		14,741
FTSE US Treasury Bill 1-3 Months Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name																				FTSE US Treasury Bill 1-3 Months Index
Accumulated Value	$ 10,007	$ 10,000						$ 10,126				$ 10,232				$ 10,341					$ 10,455				$ 10,561
VettaFi U.S. Equity 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name																				VettaFi U.S. Equity 3000 Index
Accumulated Value			$ 10,000				$ 10,327				$ 10,602				$ 10,094				$ 11,204					$ 12,123				$ 12,421
Texas Capital Texas Equity Index Total Return (USD)
Account Value [Line Items]
Line Graph and Table Measure Name																				Texas Capital Texas Equity Index
Accumulated Value						10,000				9,601				10,643				11,465					11,875				12,737			13,275		12,841		14,280	15,141	14,722
Syntax US 800 MidCap Total Return (USD)
Account Value [Line Items]
Line Graph and Table Measure Name																				Syntax US 800 MidCap Index
Accumulated Value						$ 10,000				$ 9,317				$ 10,491				$ 11,359					$ 10,935				$ 11,948			$ 12,013		$ 11,591		$ 12,457	$ 13,207	$ 13,355
Alerian Texas Weighted Oil & Gas Total Return Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name																				Alerian Texas Weighted Oil & Gas Index
Accumulated Value				$ 10,008	$ 10,000				$ 11,429				$ 10,992				$ 9,974					$ 10,139				$ 10,256			$ 9,128		$ 9,849		$ 9,869